Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 8,647,303	$ 8,246,337		$ 8,748,937
Capitalized interest	12,673	14,321	$ 15,980
Capitalized costs associated with the development of internal use computer software projects	48,557	38,329	$ 34,650
Asset retirement obligations	36,493	34,537
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	372,411	354,395
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	3,391,143	3,040,253
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,054,757	969,273
Racking
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,075,473	2,083,199
Warehouse equipment/vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment	494,464	499,787
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment	50,692	52,978
Computer hardware and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment	823,649	746,993
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 384,714	$ 499,459
Minimum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum | Racking
Property, Plant and Equipment [Line Items]
Useful life	1 year
Minimum | Warehouse equipment/vehicles
Property, Plant and Equipment [Line Items]
Useful life	1 year
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	1 year
Minimum | Computer hardware and software
Property, Plant and Equipment [Line Items]
Useful life	2 years
Maximum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Useful life	40 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	10 years
Maximum | Racking
Property, Plant and Equipment [Line Items]
Useful life	20 years
Maximum | Warehouse equipment/vehicles
Property, Plant and Equipment [Line Items]
Useful life	10 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	10 years
Maximum | Computer hardware and software
Property, Plant and Equipment [Line Items]
Useful life	5 years